INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Company's Income Tax (Expense) Benefit
The Company’s income tax benefit (expense) consisted of the following components (in thousands):

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Current:
Luxembourg	$(1)	$(11)	$(118)	$(120)
U.S. Federal	1,295	(15,123)	(7,546)	(1,933)
U.S. state and local	519	(6,201)	(4,091)	(470)
Other foreign jurisdictions	2,192	(4,045)	(1,412)	(1,991)

Total current	4,005	(25,380)	(13,167)	(4,514)

Deferred:
Luxembourg	—	—	(930)	(16)
U.S. Federal	1,724	7,062	1,966	15,828
U.S. state and local	390	1,922	(213)	5,477
Other foreign jurisdictions	(1,444)	2,260	1,861	899

Total deferred	670	11,244	2,684	22,188

Total income tax benefit (expense)	$4,675	$(14,136)	$(10,483)	$17,674

Summary of Company's Income Before Income Taxes
The Company’s (loss) income before income taxes consists of the following components (in thousands):

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Luxembourg	$(657,511)	$(15,309)	$(1,230)	$50
U.S.	(23,500)	49,186	35,703	(60,660)
Other foreign jurisdictions	(4,121)	888	259	899

Total (loss) income before taxes	$(685,132)	$34,765	$34,732	$(59,711)

Summary of Effective Income Tax Rate
The Company’s income tax expense differs from the amount computed by applying the Luxembourg statutory rate of 24.94% for the reasons set forth in the following table:

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Luxembourg statutory tax rate	24.94%	24.94%	24.94%	24.94%
(Increase)/reduction in income tax rate:
U.S. state and local income taxes, net	0.14	7.61	6.25	6.01
Effect of rates different from statutory	(0.10)	(5.84)	(3.78)	(3.68)
Global intangible low-taxed income	—	—	—	(1.37)
Section 250 deduction	(0.05)	(2.20)	(1.36)	0.78
Transaction costs	(0.11)	0.02	—	—
Founders advisory fees	(23.78)	—	—	—
Tax rate changes	—	1.38	3.57	4.49
Changes in prior year estimates	—	—	(2.73)	3.61
Change in valuation allowance	(0.07)	12.47	5.12	(5.31)
Other, net	(0.29)	2.28	(1.83)	0.13

Effective tax rate	0.68%	40.66%	30.18%	29.60%

Summary of Deferred Tax Assets and Liabilities	Significant portions of the Company’s deferred tax assets and deferred tax liabilities are as follows (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$7,360	$4,492
Inventory	—	58
Interest	4,161	5,812
Accrued liabilities	2,315	1,934
Goodwill and other intangibles	35	545
Other	1,821	546
Valuation allowance	(5,598)	(5,060)

Total deferred tax assets	10,094	8,327

Deferred Tax Liabilities:
Property, plant and equipment	(10,077)	(5,932)
Goodwill and other intangibles	(284,297)	(114,514)
Inventory	(8,106)	—
Unremitted earnings	(6,000)	—
Other	(247)	(43)

Total deferred tax liabilities	(308,727)	(120,489)

Net deferred tax liability	$(298,633)	$(112,162)